                                             UAM Funds
                                             Funds for the Informed Investor/sm/


Pell Rudman
Mid-Cap Growth Portfolio
Semi-Annual Report                                             October 31, 2000




                                                             [LOGO OF UAM FUNDS]

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            OCTOBER 31, 2000
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ......................................................    1

Portfolio of Investments ..................................................    4

Statement of Assets and Liabilities .......................................    9

Statement of Operations ...................................................   10

Statement of Changes in Net Assets ........................................   11

Financial Highlights ......................................................   12

Notes to Financial Statements .............................................   13
--------------------------------------------------------------------------------

UAM FUNDS                                  PELL RUDMAN MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

October 31, 2000

Dear Shareholder:

We welcome this opportunity to review the economic and market conditions that have affected The Pell Rudman Mid-Cap Portfolio during the six-month period ending October 31, 2000 as well as the critical tenets of our investment philosophy.

Overview of Economic and Market Conditions

The long anticipated slowdown in the economy finally surfaced for real, with mixed results for financial markets. Major stock indices were flat to down again, while declining bond yields boosted fixed income returns. So far, this has been the toughest year for the U.S. equity markets since 1990, though the S&P 500 is barely in negative territory for the nine months.

The fact that an essentially flat market represents the worst in ten years says more about the spectacular bull market than anything else. Nevertheless, a challenging environment persists for U.S. equities, at least in the short-term. Last quarter we wrote, "the primary risk for the stock market will be a shift of its focus from interest rates to earnings." This transition occurred during the third quarter, as the bond market continued its rally in response to weaker economic data and a growing consensus that the Federal Reserve had completed its course of interest-rate hikes. Meanwhile, lower growth expectations here and abroad and a stronger U.S. currency have prompted downward earnings revisions for the second half of the year.

Higher energy prices weighed on the markets more so than at any time since the Iraqi invasion of Kuwait a decade ago. This caused concern both that inflation would rise and that the economy and profit growth would suffer. We believe that this worst-of-both-worlds scenario -- stagflation -- is not a likely outcome. The other forces that conspired with oil prices to cause very high inflation rates in the 1970's are simply not present today. The more lasting result of persistently high-energy costs is likely to fall in an uneven way on the economy and profits. From the consumer's perspective, higher oil and gas prices act like a tax increase, leaving less to spend on discretionary items. For corporate America, the burden will fall most heavily on cyclical industrial companies.

UAM FUNDS                                  PELL RUDMAN MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

Investment Outlook and Philosophy

As always, there are plenty of things to worry about when assessing the near-term market outlook. However, Pell Rudman's discipline places more emphasis on the secular fundamentals that determine stock and bond valuations over the long term. We continue to believe that global competitive pressures will keep a lid on inflation and that further benefits from technology-led productivity enhancements lie ahead. This should provide a solid underpinning for high-quality growth equities over the coming years, always with the realization that short-term volatility is a fact of life in the financial markets.

Portfolio Analysis

For the six month period ending October 31, 2000, the Portfolio produced a return of 3.57% versus -2.06% for our benchmark, the Russell Mid-Cap Growth Index. For the quarter ending October 31, 2000, the Portfolio returned 1.65% versus 1.96% for the benchmark. For the year to date, the Portfolio returned 17.04% versus 7.11% for the benchmark.


Absolute returns were good and continued to surpass larger-cap alternatives. Year-to-date returns have been exceptional on both an absolute and relative basis compared to larger-cap. We attribute this to stronger absolute growth rates in sales and earnings, less exposure to foreign currency, and attractive relative valuations. These factors are likely to continue in favor of mid-cap stocks.

The Portfolio has also done well against mid-cap growth benchmarks. Out-performance has been respectable and year-to-date we have significantly outpaced the benchmark. The bulk of our positive relative return continues to come from stock selection which is where our analytical team has consistently added the most value.

While the tech sector was down and the benchmark flat, we still manage to produce a positive return. Biotechnology was the leading industry contributor to Portfolio appreciation along with one extraordinary semiconductor stock, Integrated Device Technology, Inc. Underperformance centered in media and telecom.

Portfolio activity was average with new investments primarily focused in the health-care sector, where biotechnology advancements are leading to significant potential growth opportunities.

Pell Rudman Trust Company, N.A.

UAM FUNDS                                  PELL RUDMAN MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

     There are no assurances that a portfolio will meet its stated objectives.

A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                     Definition of the Comparative Indices
                     -------------------------------------

Russell Mid-Cap Growth Index is an unmanaged index of U.S. companies with mid market capitalization that exhibit higher price-to-book ratios and higher forecasted growth values.

Russell Mid-Cap Index is an unmanaged index comprised of 800 stocks of U.S. companies with mid-market capitalization.

S&P 500 Index is an unmanaged index comprised of 800 stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

       Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                  PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                           OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 97.5%

                                                                Shares          Value
                                                             ------------   ------------
AUTOMOTIVE -- 1.0%
   Harley-Davidson ........................................         4,780   $    230,336
                                                                            ------------
BANKS -- 1.9%
   Northern Trust .........................................         2,370        202,042
   TCF Financial ..........................................         5,250        212,297
                                                                              ----------
                                                                                 414,339
                                                                              ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.9%
   Cablevision System* ....................................         2,915        217,167
   Entercom Communications* ...............................         5,250        205,734
   NTL* ...................................................         4,108        180,495
   Radio One, Cl D* .......................................        18,410        147,568
   UnitedGlobalCom, Cl A* .................................         4,045        128,682
                                                                              ----------
                                                                                 879,646
                                                                              ----------
CHEMICALS -- 1.8%
   Cambrex ................................................         4,830        192,898
   Millipore ..............................................         3,870        203,175
                                                                              ----------
                                                                                 396,073
                                                                              ----------
COMMUNICATIONS EQUIPMENT -- 6.3%
   Brocade Communications Systems* ........................         1,880        427,465
   Ditech Communication* ..................................         2,613         89,169
   Plantronics* ...........................................        14,225        649,016
   Powerwave Technologies* ................................         4,760        229,075
                                                                              ----------
                                                                               1,394,725
                                                                              ----------
COMPUTER SOFTWARE/SERVICES -- 0.5%
   Inktomi* ...............................................         1,790        113,553
                                                                              ----------

COMPUTERS & SERVICES -- 5.3%
   Affiliated Computer Services, Cl A* ....................         6,105        339,972
   Clarent* ...............................................         3,467        107,694
   Comverse Technology* ...................................         3,660        408,776
   Exodus Communications* .................................         8,005        268,668
   Lexmark International Group, C1 A* .....................         1,135         46,535
                                                                              ----------
                                                                               1,171,645
                                                                              ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                         Shares        Value
                                                       ----------    ----------
FIBER OPTICS -- 1.6%
   SDL* ........................................           1,375     $  356,469
                                                                     ----------
FINANCIAL SERVICES -- 5.1%
   Bisys Group* ................................           7,840        368,970
   Capital One Financial .......................           4,395        277,434
   Federated Investors .........................           4,160        121,160
   Fiserv* .....................................           7,165        375,267
                                                                     ----------
                                                                      1,142,831
                                                                     ----------
HEALTH -- 3.0%
   Express Scripts* ............................           3,970        266,734
   Laboratory Corp. Of America Holdings ........           3,050        411,369
                                                                     ----------
                                                                        678,103
                                                                     ----------
INSURANCE -- 2.5%
   Aflac .......................................           3,220        235,261
   Ambac Financial Group .......................           3,955        315,658
                                                                     ----------
                                                                        550,919
                                                                     ----------
MACHINERY -- 1.8%
   Danaher .....................................           4,605        290,691
   Donaldson ...................................           4,750        107,469
                                                                     ----------
                                                                        398,160
                                                                     ----------
MEASURING DEVICES -- 2.4%

   PE Biosystems Group .........................           3,465        405,405
   Waters* .....................................           1,881        136,490
                                                                     ----------
                                                                        541,895
                                                                     ----------
MEDIA-TV/RADIO/CABLE -- 4.6%
   Gemstar - TV Guide International* ...........           4,511        309,285
   Hispanic Broadcasting* ......................           5,875        183,594
   Univision Communications* ...................           5,975        228,544
   USA Networks* ...............................           8,940        180,476
   Westwood One* ...............................           5,675        107,470
                                                                     ----------
                                                                      1,009,369
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continue

                                                         Shares         Value
                                                       ---------     ----------
MEDICAL PRODUCTS & SERVICES -- 4.9%
   Lincare Holding* ................................       5,095     $  214,308
   Minimed* ........................................       8,395        612,310
   Patterson Dental* ...............................       8,055        251,719
                                                                     ----------
                                                                      1,078,337
                                                                     ----------
MISCELLANEOUS BUSINESS SERVICES -- 7.4%
   Ariba* ..........................................       2,080        262,860
   Concord EFS* ....................................      11,687        482,089
   CSG Systems International .......................       6,108        283,640
   Paychex .........................................      10,755        609,674
                                                                     ----------
                                                                      1,638,263
                                                                     ----------
MISCELLANEOUS MANUFACTURING -- 6.4%
   Blyth Industries ................................       7,320        190,320
   Flextronics International* ......................      11,460        434,764
   Sanmina* ........................................       4,745        542,413
   SCI Systems* ....................................       6,025        259,075
                                                                     ----------
                                                                      1,426,572
                                                                     ----------
NATURAL GAS -- 0.9%
   Dynegy, Cl A ....................................       4,060        188,029
                                                                     ----------
PETROLEUM & FUEL PRODUCTS -- 1.6%
   Grant Prideco Inc* ..............................       8,885        164,928
   Weatherford International* ......................       4,910        179,215
                                                                     ----------
                                                                        344,143
                                                                     ----------
PHARMACEUTICALS -- 2.2%
   Forest Laboratories, CL A* ......................       1,815        240,487
   QLT* ............................................       2,255        112,151
   Sepracor* .......................................       1,955        133,184
                                                                     ----------
                                                                        485,822
                                                                     ----------
PROFESSIONAL SERVICES -- 1.8%
   Apollo Group, Cl A* .............................       4,425        172,852
   Devry* ..........................................       5,610        207,219
                                                                     ----------
                                                                        380,071
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                         Shares         Value
                                                      ----------     ----------
RESTAURANTS -- 1.4%
   Jack In The Box* ................................       5,825     $  142,712
   Papa John's International* ......................       6,330        159,041
                                                                     ----------
                                                                        301,753
                                                                     ----------
RETAIL -- 6.7%
   Bed Bath and Beyond* ............................      10,670        274,753
   Dollar General ..................................       8,895        137,873
   Dollar Tree Stores* .............................       5,992        234,063
   Ethan Allen Interiors ...........................       7,245        211,916
   Men's Wearhouse* ................................       5,155        150,784
   RadioShack ......................................       2,285        136,243
   TJX .............................................       7,180        195,655
   Whole Foods Market* .............................       3,010        139,213
                                                                     ----------
                                                                      1,480,500
                                                                     ----------
SEMICONDUCTORS/INSTRUMENTS -- 15.1%
   Altera* .........................................      13,880        567,345
   Applied Micro Circuits* .........................       2,170        165,869
   Cypress Semiconductor* ..........................       6,515        243,905
   Integrated Device Technology*  ..................       5,655        318,447
   Lattice Semiconductor* ..........................       7,130        208,107
   Linear Technology ...............................       6,135        395,708
   Maxim Integrated Products* ......................      10,275        680,719
   Microchip Technology* ...........................      11,798        373,112
   Vitesse Semiconductor* ..........................       5,495        383,963
                                                                     ----------
                                                                      3,337,175
                                                                     ----------
TELEPHONES & TELECOMMUNICATION -- 3.7%
   American Tower Systems* .........................       5,095        208,577
   Crown Castle International* .....................       6,850        207,641
   Time Warner Telecommunications, Class A* ........       2,965        176,788
   United States Cellular* .........................       3,425        219,200
                                                                     ----------
                                                                        812,206
                                                                     ----------
TEXTILES & APPAREL -- 0.8%
   Jones Apparel Group* ............................       4,750        132,109
   WestPoint Stevens ...............................       7,758         55,761
                                                                     ----------
                                                                        187,870
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                         Shares         Value
                                                      ----------     ----------
TRUCKING -- 0.6%
   C.H. RobinWorldwide ................................    2,338     $  127,859
                                                                     ----------
WHOLESALE -- 2.3%
   Bindley Western Industries .........................    4,124        148,206
   BJ's Wholesale Club* ...............................    6,820        224,634
   United Stationers ..................................    4,260        127,534
                                                                     ----------
                                                                        500,374
                                                                     ----------
   TOTAL COMMON STOCKS
     (Cost $17,330,539) ...............................              21,567,037
                                                                     ----------

SHORT-TERM INVESTMENT -- 6.5%

                                                           Face
                                                          Amount
                                                       -----------
REPURCHASE AGREEMENT -- 6.5%
   Chase Securities, Inc. 6.35%, dated 10/31/00,
     due 11/01/00, to be repurchased at $1,428,252,
     collateralized by $1,069,606 of various U.S.
     Treasury Obligations valued at $1,428,028
     (Cost $1,428,000) ..............................  $ 1,428,000    1,428,000
                                                                   ------------
   TOTAL INVESTMENTS -- 104.0%
     (Cost $18,758,539) (a) .........................                22,995,037
                                                                   ------------
   OTHER ASSETS AND LIABILITIES, NET -- (4.0%) ......                  (878,634)
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% .......................              $ 22,116,403
                                                                   ============

*    Non-Income Producing Security
Cl   Class
(a) The cost for federal income tax purposes was $18,758,539. At October 31, 2000, net unrealized appreciation for all securities based on tax cost was $4,236,498. This consisted of aggregate gross unrealized appreciation for all securities of $5,386,272 and aggregate gross unrealized depreciation for all securities of $1,149,774.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

Assets
Investments, at Cost ...........................................   $ 18,758,539
                                                                   ============
Investments, at Value -- Note A ................................   $ 22,995,037
Cash ...........................................................         15,212
Receivable for Investments Sold ................................        140,662
Receivable for Portfolio Shares Sold ...........................         86,500
Dividends and Interest Receivable ..............................          2,043
Other Assets ...................................................          8,080
                                                                   ------------
   Total Assets ................................................     23,247,534
                                                                   ------------
Liabilities
Payable for Investment Securities Purchased ....................      1,108,972
Payable for Investment Advisory Fees -- Note B .................          9,477
Payable for Administrative Fees -- Note C ......................          7,588
Payable for Custodian Fees -- Note D ...........................          4,694
Payable for Trustees' Fees -- Note F ...........................            200
Other Liabilities ..............................................            200
                                                                   ------------
   Total Liabilities ...........................................      1,131,131
                                                                   ------------
Net Assets .....................................................   $ 22,116,403
                                                                   ============
Net Assets Consist of:
Paid in Capital ................................................   $ 16,012,670
Undistributed Net Investment Loss ..............................       (111,104)
Accumulated Net Realized Gain ..................................      1,978,339
Unrealized Appreciation ........................................      4,236,498
                                                                   ------------
Net Assets .....................................................   $ 22,116,403
                                                                   ============
Institutional Service Class
Shares
Shares Issued and Outstanding (Unlimited  authorization no
 par value) ....................................................      1,122,163
Net Asset Value, Offering and Redemption Price Per Share .......   $      19.71
                                                                   ============

The accompanying notes are an integral part of the financial statements

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            FOR THE SIX MONTHS ENDED
                                            OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Investment Income
Dividends .......................................................    $   20,815
Interest ........................................................        28,473
                                                                     ----------
   Total Income .................................................        49,288
                                                                     ----------
Expenses
Investment Advisory Fees -- Note B ..............................        97,589
Administrative Fees -- Note C ...................................        45,748
Filing and Registration Fees ....................................         7,261
Custodian Fees -- Note D ........................................         7,054
Audit Fees ......................................................         6,208
Printing Expenses ...............................................         5,347
Trustees' Fees -- Note F ........................................         1,209
Legal Fees ......................................................           131
Other Expenses ..................................................         4,803
Investment Advisory Fees Waived -- Note B .......................       (47,936)
                                                                     ----------
   Net Expenses Before Expense Offset ...........................       127,414
Expense Offset ..................................................          (548)
                                                                     ----------
   Net Expenses After Expense Offset ............................       126,866
                                                                     ----------
Net Investment Loss .............................................       (77,578)
                                                                     ----------
Net Realized Gain on Investments ................................     1,199,458
Net Change in Unrealized Appreciation (Depreciation)
   of Investments ...............................................      (471,336)
                                                                     ----------
Net Realized and Unrealized Gain on Investments .................       728,122
                                                                     ----------
Net Increase in Net Assets Resulting From Operations ............    $  650,544
                                                                     ==========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                             Six months
                                                               Ended         Year Ended
                                                         October 31, 2000     April 30,
                                                            (Unaudited)         2000
                                                         ----------------   -------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Loss .................................   $    (77,578)    $   (107,737)
   Net Realized Gain ...................................      1,199,458          957,137
   Net Change in Unrealized Appreciation
     (Depreciation) ....................................       (471,336)       4,022,628
                                                           ------------     ------------
   Net Increase in Net Assets Resulting
     from Operations ...................................        650,544        4,872,028
                                                           ------------     ------------
Distributions:
   Net Realized Gain ...................................             --          (19,797)
                                                           ------------     ------------

Capital Share Transactions: (1)
   Issued ..............................................      4,525,999        7,195,658
   Issued in Lieu of Cash Distributions ................             --           17,674
   Redeemed ............................................       (762,717)        (547,587)
                                                           ------------     ------------
   Net Increase from Capital Share Transactions ........      3,763,282        6,665,745
                                                           ------------     ------------
   Total Increase ......................................      4,413,826       11,517,976
Net Assets:
   Beginning of Period .................................     17,702,577        6,184,601
                                                           ------------     ------------
   End of Period (Including undistributed net
     investment income (loss) of $(111,104) and
     $0, respectively) .................................   $ 22,116,403     $ 17,702,577
                                                           ============     ============
(1) Share Issued and Redeemed:
   Shares Issued .......................................        229,610          480,012
   In Lieu of Cash Distributions .......................             --            1,121
   Shares Redeemed .....................................        (37,639)         (35,514)
                                                           ------------     ------------
   Net Increase in Shares Outstanding ..................        191,971          445,619
                                                           ============     ============

The accompanying notes are an integral part of the financial statements

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period


                                                             Six months                   September 10,
                                                               Ended        Year Ended      1998* to
                                                         October 31, 2000    April 30,      April 30,
                                                            (Unaudited)        2000            1999
                                                         ----------------  ------------  --------------
Net Asset Value, Beginning of Period ....................    $   19.03     $    12.76      $   10.00
                                                             ---------     ----------      ---------
Income from Investment Operations
Net Investment Loss .....................................        (0.05)         (0.12)         (0.02)
Net Realized and Unrealized Gain ........................         0.73           6.41           2.78
                                                             ---------     ----------      ---------
Total from Investment Operations ........................         0.68           6.29           2.76
                                                             ---------     ----------      ---------
Distributions:
Net Realized Gain .......................................           --          (0.02)            --
                                                             ---------     ----------      ---------
Net Asset Value, End of Period ..........................    $   19.71     $    19.03      $   12.76
                                                             =========     ==========      =========
Total Return ............................................         3.57%***      49.49%         27.50%***
                                                             =========     ==========      =========

Ratios and Supplemental Data
Net Assets, End of Period (Thousands) ...................    $  22,116     $   17,703      $   6,185
Ratio of Expenses to Average Net Assets .................         1.29%**        1.31%          1.30%**
Ratio of Net Investment Loss to Average
Net Assets ..............................................        (0.79)%**      (0.95)%        (0.68)%**
Portfolio Turnover Rate .................................           27%            42%            24%

*    Commencement of Operations
**   Annualized
***  Not Annualized

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Pell Rudman Mid-Cap Growth Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At October 31, 2000, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide capital appreciation by investing primarily in quality growth companies with medium market capitalizations (i.e., companies with market capitalizations that fall within the range of the Russell Mid-Cap Growth Index at the time of investment).

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Trustees.

          2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

     4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments of net operating losses.

     Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

     5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Pell Rudman Trust Company, N.A., (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of average daily net assets for the month. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.30% of average daily net assets. Old Mutual, Plc. gained control of United Asset Management on September 26, 2000.

     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEI Investments Mutual Fund Services ("SEI"), a wholly owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST), and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Portfolio pays the Administrator 0.073% per annum of the average daily net assets of the Portfolio, an annual base fee of $72,500, and a fee based on the number of active shareholder accounts.

     For the six-month period ended October 31, 2000, the Administrator was paid $45,748, of which $20,571 was paid to SEI for their services, $6,802 to DST for their services, and $4,350 to UAMSSC for their services.

     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets held in accordance with the custodian agreement.

     E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     F. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

     G. Purchases and Sales: For the six months ended October 31, 2000, the Portfolio made purchases of $8,559,668 and sales of $5,022,384 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     H. Line of Credit: The Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. At October 31, 2000, the Portfolio had no borrowings under the agreement.

     I. Other: At October 31, 2000, 63% of total shares outstanding were held by 2 record shareholders, each owning more than 10% of the aggregate total shares outstanding. UAM was the record shareholder of 28% of the aggregate total shares outstanding.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

Officers and Trustees

James F. Orr, III                       William H. Park
Trustee, President and Chairman         Vice President

John T. Bennett, Jr.                    Gary L. French
Trustee                                 Treasurer

Nancy J. Dunn                           Robert J. Della Croce
Trustee                                 Assistant Treasurer

Philip D. English                       Linda T. Gibson, Esq.
Trustee                                 Secretary

William A. Humenuk                      Martin J. Wolin, Esq.
Trustee                                 Assistant Secretary

James P. Pappas                         Theresa DelVecchio
Vice President                          Assistant Secretary

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Pell Rudman Trust Company, N.A.
100 Federal Street
Boston, MA 02110

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                             ------------------------------
                                             This report has been prepared
                                             for shareholders and may be
                                             distributed to others only if
                                             preceded or accompanied by a
                                             current prospectus.
                                             ------------------------------

                              [LOGO OF UAM FUNDS]

Supplement dated October 27, 2000, to the Annual Report of the Financials for the Pell Rudman Mid-Cap Portfolio.

    The Semi Annual Report is hereby supplemented to reflect the following:

    On October 27, 2000, there was a Special Meeting of Shareholders of the Fund, at which the shareholders of the Portfolio voted on the listed proposals. The following were the results of the vote:

                                                       For:    Against: Abstain:
                                                    ---------- -------- --------
1.To elect the Trustees/Directors.
  01) John T. Bennett, Jr. ........................ 19,010,168      --  451,579
  02) Nancy J. Dunn................................ 19,032,354      --  429,393
  03) William A. Humenuk........................... 19,032,469      --  429,278
  04) Philip D. English............................ 19,032,469      --  429,278
  05) James F. Orr, III............................ 19,030,371      --  431,371

2.To approve the proposed change of the investment objective of the Fund from fundamental to non-fundamental.

                                                           N/A      N/A     N/A

3.To approve the proposed changes to the Fund's fundamental investment restrictions.

  a) Diversification of Investments:...............    466,048      320     413
  b) Borrowing:....................................    466,408      320     413
  c) Issuing of Senior Securities:.................    466,408      320     413
  d) Underwriting:.................................    466,408      320     413
  e) Industry Concentration:.......................    466,408      320     413
  f) Investment in Real Estate:....................    466,408      320     413
  g) Commodities:..................................    466,408      320     413
  h) Lending:......................................    466,408      320     413
  i) Illiquid Securities:..........................    466,408      320     413
  j) Control or Management:........................    466,408      320     413
  k) Unseasoned Issuers:...........................    466,408      320     413
  l) Borrowing exceeding 5%:.......................    466,408      320     413
  m) Pledging:.....................................    466,408      320     413
  n) Margin Purchases and Short Sales:.............    466,408      320     413

                                                       For:   Against: Abstain:
                                                      ------- -------- --------
  o) Directors' Ownership of Shares:................. 466,408    320     413
  p) Interest in Oil, Gas or Other Mineral
     Exploration or Development Programs:............ 466,408    320     413
  q) Futures and Options:............................ 466,408    320     413

4.To ratify the selection of PricewaterhouseCoopers LLP as the independent auditors.

                                                      580,207  4,271     412

5.To approve an Interim Investment Advisory Agreement between each Fund and its investment adviser.

                                                      584,478    --      412

6.To approve an Investment Advisory Agreement between the Fund and its investment adviser, subject to completion of the merger between United Asset
Management Corporation and Old Mutual Plc.

                                                      584,478    --      412


                                                                  [LOGO OF UAM]